Expense Example - Goehring & Rozencwajg Resources Fund	Sep. 26, 2025 USD ($)
Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 97
Expense Example, with Redemption, 3 Years	358
Expense Example, with Redemption, 5 Years	640
Expense Example, with Redemption, 10 Years	1,441
Retail Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	459
Expense Example, with Redemption, 5 Years	808
Expense Example, with Redemption, 10 Years	$ 1,792